Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Other Comprehensive Income ("OCI") (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current income tax expense (recovery)	$ (3)	$ (92)
Deferred income tax expense (recovery)	(61)	87
Total income tax expense (recovery)	$ (64)	$ (5)